Income Taxes (Details Textual) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 22, 2017	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Deferred tax liability						$ 1,452,339
Valuation allowance of deferred tax assets						5,649,582	4,307,813
Operating loss carryforward, net						$ 19,100,000
Operating loss carry forwards expiring date						2028 through 2037
Deferred tax assets and liabilities						$ 3,116,794
US statutory corporate income tax rate						21.00%
Income tax provision		$ 15,500		$ 15,500		$ 228,972
Effective tax rate		0.80%	0.00%	0.56%	0.00%	(4.00%)	0.00%
Statutory rate				21.00%	34.00%	34.00%	34.00%
Minimum [Member]
US statutory corporate income tax rate	21.00%
Maximum [Member]
US statutory corporate income tax rate	34.00%